Earnings / (loss) per share - Summary of Earning Per Share (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2022 shares $ / shares
Earnings per share [line items]
Conversion shares exchange ratio | shares	0.8289
Class A Shares
Earnings per share [line items]
Par or nominal value per share	$ 0.0001
Class C Shares
Earnings per share [line items]
Par or nominal value per share	$ 0.0001